Property, Plant and Equipment - Details of Finance Lease (Detail) - Property, plant and equipment [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [Line Items]
Net	$ 82	$ 225
Gross Value [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Net	4,448	4,171
Accumulated Depreciation [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Net	$ (4,366)	$ (3,946)